Share Based Compensation and Benefit Plans - Outstanding Stock Option Grants and Related Transactions (Details) - Share-Based Payment Arrangement, Option $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	80,839
Granted (in shares)	0
Exercised (in shares)	(40,532)
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding, ending balance (in shares)	40,307
Vested and expected to vest, period end (in shares)	40,307
Exercisable, period end (in shares)	40,307
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 5.76
Exercised (in dollars per share) | $ / shares	3.22
Outstanding, ending balance (in dollars per share) | $ / shares	8.32
Vested and expected to vest, period end (in dollars per share) | $ / shares	8.32
Exercisable, period end (in dollars per share) | $ / shares	$ 8.32
Weighted-Average Remaining Contractual Term [Abstract]
Outstanding, weighted-average remaining contractual term	1 year 5 months 1 day
Vested and expected to vest, weighted-average remaining contractual term	1 year 5 months 1 day
Exercisable, weighted-average remaining contractual term	1 year 5 months 1 day
Aggregate Intrinsic Value [Abstract]
Outstanding, aggregate intrinsic value | $	$ 629
Vested and expected to vest, aggregate intrinsic value | $	629
Exercisable, aggregate intrinsic value | $	$ 629